Significant Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Table Text Block [Abstract]
Maximum credit exposure by category

The following table details the Company’s maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2014	2013
On-balance sheet:
Individuals(a)	$101	$98
Financial institutions(b)	25	22
U.S. Government and agencies(c)	4	4
All other(d)	17	17
Total on-balance sheet(e)	147	141
Unused lines-of-credit ― individuals(f)	$278	$265

  Individuals primarily include Card Member loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government-sponsored entities.
  All other primarily includes Card Member receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products generally have no preset spending limit, the associated credit limit on charge products is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on lending products.

Card Member loans and receivables exposure

The following table details the Company’s Card Member loans and receivables exposure (including unused lines-of-credit on Card Member loans) in the U.S. and outside the U.S. as of December 31:

(Billions)	2014	2013
On-balance sheet:
U.S.	$94	$89
Non-U.S.	21	22
On-balance sheet(a)(b)	115	111
Unused lines-of-credit ― individuals:
U.S.	234	219
Non-U.S.	44	46
Total unused lines-of-credit ― individuals	$278	$265

  Represents Card Member loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company’s on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the U.S.